Subsequent events (Details Textual) (USD $)	5 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid	$ (4,826,000)	$ 4,826,000	$ 0	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distribution Date		Feb. 13, 2015
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.3375			$ 0.3375
Distribution Made To Limited Partner Annualized Basis Per Unit		$ 1.35
Distribution Made to Limited Partner, Cash Distributions Paid		8,900,000
Distribution Made to Limited Partner, Declaration Date					Apr. 23, 2015
Distribution Made To Limited Partner Annualized Distributions Per Unit					$ 1.35
Letter of Credit [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Expiration Date		Feb. 16, 2015
Letter of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Letters of Credit Outstanding, Amount	$ 10,700,000	$ 10,700,000
Line of Credit Facility, Expiration Date		Feb. 16, 2015